Borrowings (Schedule of Share Capital) (Details) - USD ($)	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Disclosure Of Borrowings [Line Items]
Total borrowings	$ 553,547,000		$ 514,333,000
Current borrowings	18,467,000		22,326,000
Non-current borrowings	535,080,000		492,007,000
Notes due 2027
Disclosure Of Borrowings [Line Items]
Nominal amount	94,667,000		500,000,000
Unamortized debt issuance costs	(797,000)		(7,993,000)
Accrued interests	2,372,000		12,528,000
Total borrowings	96,242,000		504,535,000
Notes due 2030
Disclosure Of Borrowings [Line Items]
Nominal amount	441,679,000	$ 550,000,000
Unamortized debt issuance costs	(3,469,000)
Accrued interests	16,095,000
Total borrowings	454,305,000
Local debt in Colombia
Disclosure Of Borrowings [Line Items]
Total borrowings	$ 3,000,000
Local debt in Argentina
Disclosure Of Borrowings [Line Items]
Total borrowings			$ 9,798,000